CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Jan. 31, 2018	Jan. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (131,844)	$ (210,012)	$ (519,032)	$ (867,881)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount on convertible note payable	56,808	143,413	318,993	444,743
Changes in operating assets and liabilities:
Deposits	(80,654)		63,675
Accounts payable and accrued liabilities		(51,234)	(14,440)	122,720
Accounts payable to related party		36,892		36,385
Accrued interest payable	13,190	10,695	41,879	52,412
NET CASH USED IN OPERATING ACTIVITIES	(142,500)	(70,246)	(108,925)	(211,621)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from advances				71,436
Proceeds from convertible notes payable	142,500	114,449	108,925	139,901
NET CASH PROVIDED BY FINANCING ACTIVITIES	142,500	114,449	108,925	211,337
NET INCREASE (DECREASE) IN CASH		44,203		(284)
CASH, at the beginning of the period				284
CASH, at the end of the period		44,203
Cash paid during the period for:
Interest
Taxes
Noncash investing and financing transaction:
Refinancing of advances into convertible notes payable				67,986
Beneficial conversion discount on convertible note payable	142,500	108,926	184,926	199,697
Conversion of convertible notes payable	$ 18,904	$ 145,506	245,190	265,485
Deposit received for convertible note payable			$ 76,000